Investment (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Investment [Line Items]
Issued share capital consideration	$ 568,139	$ 4,422,000
Impairment existed
Third Party Private [Member]
Investment [Line Items]
Acquired ownership percentage	6.00%	6.00%